Construction in Progress	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Construction in Progress
17	CONSTRUCTION IN PROGRESS

	2019	2018
	Million	Million
As of January 1	72,180	78,112
Additions	163,312	163,962
Transferred to property, plant and equipment	(167,514)	(169,894)

As of December 31	67,978	72,180

As of December 31, 2019, construction in progress primarily comprises expenditure incurred on the network expansion projects but not yet completed.